Other Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Assets Abstract
Transactions in transit	€ 143	€ 206	€ 431
Net pension plan assets (note 25)	1,015	604	521
Prepayments and accrued income	3,089	2,326	2,232
Other	4,744	4,427	3,878
Other assets, total	€ 8,991	€ 7,563	€ 7,062